Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares, Inc.
Entity Central Index Key	0000930667
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000109983 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Global Silver and Metals Miners ETF
Class Name	iShares MSCI Global Silver and Metals Miners ETF
Trading Symbol	SLVP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Global Silver and Metals Miners ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Silver and Metals Miners ETF	$31	0.39%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 1,391,814,516
Holdings Count | Holding	39
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,391,814,516
Number of Portfolio Holdings	39
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Canada	55.0%
United States	20.2%
United Kingdom	10.8%
Mexico	10.2%
China	2.1%
South Africa	1.2%
Australia	0.4%
Philippines	0.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Hecla Mining Co.	14.0%
Industrias Penoles SAB de CV	10.2%
Fresnillo PLC	10.1%
First Majestic Silver Corp.	8.6%
Endeavour Silver Corp.	4.5%
Agnico Eagle Mines Ltd.	4.4%
Discovery Silver Corp.	4.4%
Silvercorp Metals, Inc.	4.0%
Wheaton Precious Metals Corp.	4.0%
Newmont Corp.	4.0%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Hecla Mining Co.	14.0%
Industrias Penoles SAB de CV	10.2%
Fresnillo PLC	10.1%
First Majestic Silver Corp.	8.6%
Endeavour Silver Corp.	4.5%
Agnico Eagle Mines Ltd.	4.4%
Discovery Silver Corp.	4.4%
Silvercorp Metals, Inc.	4.0%
Wheaton Precious Metals Corp.	4.0%
Newmont Corp.	4.0%
(a)	Excludes money market funds.

C000147985 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Russia ETF
Class Name	iShares MSCI Russia ETF
Trading Symbol	ERUS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Russia ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Russia ETF	$0	0.00%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[2]
Net Assets	$ 454,165
Holdings Count | Holding	16
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$454,165
Number of Portfolio Holdings	16
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Cash Funds: Treasury, SL Agency Shares	98.8%
Sberbank of Russia PJSC	0.5%
Alrosa PJSC	0.2%
United Co. RUSAL International PJSC	0.2%
Moscow Exchange MICEX-RTS PJSC	0.1%
Mobile TeleSystems PJSC	0.1%
Rosneft Oil Co. PJSC	0.1%
Severstal PAO	0.0	%(b)
VK Co. Ltd.	0.0	%(b)
X5 Retail Group NV, GDR	0.0	%(b)
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Cash Funds: Treasury, SL Agency Shares	98.8%
Sberbank of Russia PJSC	0.5%
Alrosa PJSC	0.2%
United Co. RUSAL International PJSC	0.2%
Moscow Exchange MICEX-RTS PJSC	0.1%
Mobile TeleSystems PJSC	0.1%
Rosneft Oil Co. PJSC	0.1%
Severstal PAO	0.0	%(b)
VK Co. Ltd.	0.0	%(b)
X5 Retail Group NV, GDR	0.0	%(b)
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

C000100213 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Global Min Vol Factor ETF
Class Name	iShares MSCI Global Min Vol Factor ETF
Trading Symbol	ACWV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Global Min Vol Factor ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Min Vol Factor ETF	$10	0.20%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[3]
Net Assets	$ 3,570,860,105
Holdings Count | Holding	394
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,570,860,105
Number of Portfolio Holdings	394
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	21.5%
Financials	14.2%
Health Care	14.1%
Communication Services	12.7%
Consumer Staples	10.6%
Industrials	8.2%
Utilities	7.8%
Consumer Discretionary	5.5%
Energy	3.1%
Materials	1.7%
Real Estate	0.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	57.9%
Japan	10.3%
China	6.3%
India	4.6%
Taiwan	4.1%
Switzerland	1.9%
Canada	1.9%
Hong Kong	1.3%
France	1.1%
Singapore	1.1%
Other#	9.5%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000011960 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Spain ETF
Class Name	iShares MSCI Spain ETF
Trading Symbol	EWP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Spain ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Spain ETF	$27	0.49%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.49%	[4]
Net Assets	$ 1,898,079,904
Holdings Count | Holding	26
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,898,079,904
Number of Portfolio Holdings	26
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	41.5%
Utilities	22.8%
Industrials	14.0%
Consumer Discretionary	8.3%
Communication Services	6.0%
Energy	4.4%
Health Care	1.6%
Information Technology	1.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Banco Santander SA	18.1%
Iberdrola SA	14.2%
Banco Bilbao Vizcaya Argentaria SA	12.0%
Ferrovial SE	4.5%
CaixaBank SA	4.5%
Repsol SA	4.4%
Industria de Diseno Textil SA	4.4%
ACS Actividades de Construccion y Servicios SA	4.0%
Amadeus IT Group SA	4.0%
Aena SME SA	3.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Banco Santander SA	18.1%
Iberdrola SA	14.2%
Banco Bilbao Vizcaya Argentaria SA	12.0%
Ferrovial SE	4.5%
CaixaBank SA	4.5%
Repsol SA	4.4%
Industria de Diseno Textil SA	4.4%
ACS Actividades de Construccion y Servicios SA	4.0%
Amadeus IT Group SA	4.0%
Aena SME SA	3.7%
(a)	Excludes money market funds.

C000011967 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Belgium ETF
Class Name	iShares MSCI Belgium ETF
Trading Symbol	EWK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Belgium ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Belgium ETF	$26	0.49%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%	[5]
Net Assets	$ 27,746,193
Holdings Count | Holding	42
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$27,746,193
Number of Portfolio Holdings	42
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Health Care	26.1%
Consumer Staples	25.9%
Financials	16.1%
Real Estate	11.1%
Materials	6.4%
Industrials	5.8%
Utilities	2.7%
Consumer Discretionary	2.0%
Information Technology	1.5%
Communication Services	1.3%
Energy	1.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Anheuser-Busch InBev SA/NV	22.5%
Argenx SE	12.9%
UCB SA	9.2%
KBC Group NV	4.6%
Ageas SA/NV	4.0%
Ackermans & van Haaren NV	3.1%
Groupe Bruxelles Lambert NV	3.1%
Elia Group SA/NV, Class B	2.7%
Warehouses De Pauw CVA	2.5%
Financiere de Tubize SA	2.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Anheuser-Busch InBev SA/NV	22.5%
Argenx SE	12.9%
UCB SA	9.2%
KBC Group NV	4.6%
Ageas SA/NV	4.0%
Ackermans & van Haaren NV	3.1%
Groupe Bruxelles Lambert NV	3.1%
Elia Group SA/NV, Class B	2.7%
Warehouses De Pauw CVA	2.5%
Financiere de Tubize SA	2.2%
(a)Excludes money market funds.
C000011957 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Pacific ex Japan ETF
Class Name	iShares MSCI Pacific ex Japan ETF
Trading Symbol	EPP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Pacific ex Japan ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Pacific ex Japan ETF	$25	0.47%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.47%	[6]
Net Assets	$ 2,147,104,233
Holdings Count | Holding	97
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,147,104,233
Number of Portfolio Holdings	97
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	44.6%
Materials	15.3%
Industrials	9.5%
Real Estate	7.8%
Consumer Discretionary	6.5%
Health Care	4.2%
Utilities	3.5%
Consumer Staples	2.9%
Communication Services	2.7%
Energy	2.3%
Information Technology	0.7%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Australia	63.7%
Hong Kong	18.9%
Singapore	15.6%
New Zealand	1.7%
China	0.1%
(a)	Excludes money market funds.

C000100212 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Emerging Markets Min Vol Factor ETF
Class Name	iShares MSCI Emerging Markets Min Vol Factor ETF
Trading Symbol	EEMV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Emerging Markets Min Vol Factor ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets Min Vol Factor ETF	$13	0.25%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[7]
Net Assets	$ 3,428,061,437
Holdings Count | Holding	320
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,428,061,437
Number of Portfolio Holdings	320
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	27.5%
Financials	20.6%
Communication Services	12.7%
Consumer Staples	7.8%
Health Care	6.8%
Consumer Discretionary	5.7%
Industrials	5.3%
Utilities	5.3%
Energy	4.0%
Materials	3.5%
Real Estate	0.8%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	21.0%
India	17.8%
Taiwan	17.2%
South Korea	12.4%
Saudi Arabia	6.7%
United Arab Emirates	4.2%
Malaysia	3.5%
Brazil	3.0%
Thailand	1.9%
Kuwait	1.8%
Other#	10.5%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000050068 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Thailand ETF
Class Name	iShares MSCI Thailand ETF
Trading Symbol	THD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Thailand ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Thailand ETF	$32	0.55%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.55%	[8]
Net Assets	$ 347,776,075
Holdings Count | Holding	84
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$347,776,075
Number of Portfolio Holdings	84
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	16.8%
Energy	13.7%
Financials	12.1%
Communication Services	11.2%
Consumer Staples	9.1%
Health Care	7.4%
Utilities	7.1%
Materials	6.1%
Industrials	6.0%
Real Estate	5.7%
Consumer Discretionary	4.8%
Ten largest holdings
Security	Percent of Total Investments(a)
Delta Electronics Thailand PCL, NVDR	16.1%
Advanced Info Service PCL, NVDR	7.9%
PTT PCL, NVDR	6.9%
CP ALL PCL, NVDR	5.3%
Gulf Development PCL, NVDR	4.4%
Bangkok Dusit Medical Services PCL, NVDR	4.3%
Airports of Thailand PCL, NVDR	4.2%
PTT Exploration & Production PCL, NVDR	3.5%
Siam Cement PCL (The), NVDR	3.2%
True Corp. PCL, NVDR	2.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Delta Electronics Thailand PCL, NVDR	16.1%
Advanced Info Service PCL, NVDR	7.9%
PTT PCL, NVDR	6.9%
CP ALL PCL, NVDR	5.3%
Gulf Development PCL, NVDR	4.4%
Bangkok Dusit Medical Services PCL, NVDR	4.3%
Airports of Thailand PCL, NVDR	4.2%
PTT Exploration & Production PCL, NVDR	3.5%
Siam Cement PCL (The), NVDR	3.2%
True Corp. PCL, NVDR	2.8%
(a)	Excludes money market funds.

C000011959 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI South Africa ETF
Class Name	iShares MSCI South Africa ETF
Trading Symbol	EZA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI South Africa ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI South Africa ETF	$34	0.55%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.55%	[9]
Net Assets	$ 1,114,494,059
Holdings Count | Holding	29
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,114,494,059
Number of Portfolio Holdings	29
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Materials	44.8%
Financials	30.2%
Consumer Discretionary	10.7%
Communication Services	6.0%
Consumer Staples	5.4%
Real Estate	1.5%
Industrials	1.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Anglogold Ashanti PLC	13.5%
Gold Fields Ltd.	11.0%
Naspers Ltd., Class N	9.2%
FirstRand Ltd.	6.5%
Valterra Platinum Ltd.	5.4%
Impala Platinum Holdings Ltd.	4.8%
Standard Bank Group Ltd.	4.6%
MTN Group Ltd.	4.3%
Capitec Bank Holdings Ltd.	4.2%
Absa Group Ltd.	3.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Anglogold Ashanti PLC	13.5%
Gold Fields Ltd.	11.0%
Naspers Ltd., Class N	9.2%
FirstRand Ltd.	6.5%
Valterra Platinum Ltd.	5.4%
Impala Platinum Holdings Ltd.	4.8%
Standard Bank Group Ltd.	4.6%
MTN Group Ltd.	4.3%
Capitec Bank Holdings Ltd.	4.2%
Absa Group Ltd.	3.5%
(a)Excludes money market funds.
C000011963 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Sweden ETF
Class Name	iShares MSCI Sweden ETF
Trading Symbol	EWD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Sweden ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Sweden ETF	$27	0.49%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.49%	[10]
Net Assets	$ 361,742,063
Holdings Count | Holding	47
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$361,742,063
Number of Portfolio Holdings	47
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	46.2%
Financials	23.9%
Communication Services	12.5%
Information Technology	6.7%
Materials	4.0%
Consumer Staples	2.3%
Consumer Discretionary	2.2%
Real Estate	1.2%
Health Care	1.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Spotify Technology SA	9.6%
Investor AB, Class B	9.1%
Volvo AB, Class B	7.4%
Atlas Copco AB, Class A	6.9%
Sandvik AB	5.6%
Assa Abloy AB, Class B	4.4%
Swedbank AB, Class A	3.9%
Telefonaktiebolaget LM Ericsson, Class B	3.9%
Skandinaviska Enskilda Banken AB, Class A	3.8%
Atlas Copco AB, Class B	3.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Spotify Technology SA	9.6%
Investor AB, Class B	9.1%
Volvo AB, Class B	7.4%
Atlas Copco AB, Class A	6.9%
Sandvik AB	5.6%
Assa Abloy AB, Class B	4.4%
Swedbank AB, Class A	3.9%
Telefonaktiebolaget LM Ericsson, Class B	3.9%
Skandinaviska Enskilda Banken AB, Class A	3.8%
Atlas Copco AB, Class B	3.5%
(a)	Excludes money market funds.

C000011954 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Malaysia ETF
Class Name	iShares MSCI Malaysia ETF
Trading Symbol	EWM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Malaysia ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Malaysia ETF	$27	0.49%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.49%	[11]
Net Assets	$ 381,336,243
Holdings Count | Holding	30
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$381,336,243
Number of Portfolio Holdings	30
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	49.8%
Utilities	12.9%
Industrials	9.1%
Consumer Staples	9.0%
Communication Services	6.9%
Materials	6.0%
Health Care	3.9%
Consumer Discretionary	2.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Malayan Banking Bhd	14.1%
Public Bank Bhd	14.0%
CIMB Group Holdings Bhd	12.7%
Tenaga Nasional Bhd	7.4%
Press Metal Aluminium Holdings Bhd	4.6%
IHH Healthcare Bhd	3.9%
Gamuda Bhd	3.8%
AMMB Holdings Bhd	3.1%
Sunway Bhd	3.1%
Hong Leong Bank Bhd	3.0%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Malayan Banking Bhd	14.1%
Public Bank Bhd	14.0%
CIMB Group Holdings Bhd	12.7%
Tenaga Nasional Bhd	7.4%
Press Metal Aluminium Holdings Bhd	4.6%
IHH Healthcare Bhd	3.9%
Gamuda Bhd	3.8%
AMMB Holdings Bhd	3.1%
Sunway Bhd	3.1%
Hong Leong Bank Bhd	3.0%
(a)	Excludes money market funds.

C000011973 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Germany ETF
Class Name	iShares MSCI Germany ETF
Trading Symbol	EWG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Germany ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Germany ETF	$25	0.49%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[12]
Net Assets	$ 1,793,920,566
Holdings Count | Holding	57
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,793,920,566
Number of Portfolio Holdings	57
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	29.8%
Financials	20.8%
Information Technology	13.9%
Consumer Discretionary	8.4%
Communication Services	7.7%
Health Care	6.7%
Materials	4.8%
Utilities	4.5%
Consumer Staples	1.8%
Real Estate	1.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Siemens AG, Registered	10.7%
SAP SE	10.2%
Allianz SE, Registered	8.3%
Siemens Energy AG	7.3%
Deutsche Telekom AG, Registered	7.2%
Rheinmetall AG	4.4%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	4.1%
Infineon Technologies AG	3.4%
Deutsche Bank AG, Registered	3.1%
Deutsche Post AG, Registered	2.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Siemens AG, Registered	10.7%
SAP SE	10.2%
Allianz SE, Registered	8.3%
Siemens Energy AG	7.3%
Deutsche Telekom AG, Registered	7.2%
Rheinmetall AG	4.4%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	4.1%
Infineon Technologies AG	3.4%
Deutsche Bank AG, Registered	3.1%
Deutsche Post AG, Registered	2.6%
(a)	Excludes money market funds.

C000011968 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Brazil ETF
Class Name	iShares MSCI Brazil ETF
Trading Symbol	EWZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Brazil ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Brazil ETF	$32	0.55%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.55%	[13]
Net Assets	$ 9,704,855,601
Holdings Count | Holding	49
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$9,704,855,601
Number of Portfolio Holdings	49
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	37.2%
Materials	14.7%
Energy	13.6%
Utilities	13.0%
Industrials	9.0%
Consumer Staples	5.9%
Communication Services	2.4%
Consumer Discretionary	2.1%
Health Care	1.3%
Information Technology	0.8%
Ten largest holdings
Security	Percent of Total Investments(a)
Vale SA	11.3%
NU Holdings Ltd./Cayman Islands, Class A	9.3%
Itau Unibanco Holding SA, Preference Shares, NVS	9.1%
Petroleo Brasileiro SA - Petrobras, Preference Shares, NVS	6.3%
Petroleo Brasileiro SA - Petrobras	5.6%
Banco Bradesco SA, Preference Shares, NVS	3.7%
B3 SA - Brasil Bolsa Balcao	3.6%
WEG SA	3.1%
Ambev SA	2.9%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2.9%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Vale SA	11.3%
NU Holdings Ltd./Cayman Islands, Class A	9.3%
Itau Unibanco Holding SA, Preference Shares, NVS	9.1%
Petroleo Brasileiro SA - Petrobras, Preference Shares, NVS	6.3%
Petroleo Brasileiro SA - Petrobras	5.6%
Banco Bradesco SA, Preference Shares, NVS	3.7%
B3 SA - Brasil Bolsa Balcao	3.6%
WEG SA	3.1%
Ambev SA	2.9%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2.9%
(a)	Excludes money market funds.

C000011962 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI South Korea ETF
Class Name	iShares MSCI South Korea ETF
Trading Symbol	EWY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI South Korea ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI South Korea ETF	$43	0.55%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.55%	[14]
Net Assets	$ 17,992,287,535
Holdings Count | Holding	83
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$17,992,287,535
Number of Portfolio Holdings	83
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	47.4%
Industrials	20.7%
Financials	10.4%
Consumer Discretionary	8.5%
Health Care	4.1%
Communication Services	3.5%
Materials	2.0%
Consumer Staples	1.5%
Energy	1.3%
Utilities	0.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Samsung Electronics Co. Ltd.	23.6%
SK Hynix, Inc.	20.1%
Hyundai Motor Co.	3.3%
SK Square Co. Ltd.	2.3%
KB Financial Group, Inc.	2.1%
Kia Corp.	1.8%
Doosan Enerbility Co. Ltd.	1.7%
Shinhan Financial Group Co. Ltd.	1.5%
Hanwha Aerospace Co. Ltd.	1.5%
Celltrion, Inc.	1.4%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Samsung Electronics Co. Ltd.	23.6%
SK Hynix, Inc.	20.1%
Hyundai Motor Co.	3.3%
SK Square Co. Ltd.	2.3%
KB Financial Group, Inc.	2.1%
Kia Corp.	1.8%
Doosan Enerbility Co. Ltd.	1.7%
Shinhan Financial Group Co. Ltd.	1.5%
Hanwha Aerospace Co. Ltd.	1.5%
Celltrion, Inc.	1.4%
(a)	Excludes money market funds.

C000052897 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Emerging Markets Small-Cap ETF
Class Name	iShares MSCI Emerging Markets Small-Cap ETF
Trading Symbol	EEMS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Emerging Markets Small-Cap ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets Small-Cap ETF	$38	0.71%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.71%	[15]
Net Assets	$ 443,728,709
Holdings Count | Holding	1,627
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$443,728,709
Number of Portfolio Holdings	1,627
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	19.8%
Industrials	17.1%
Financials	11.6%
Consumer Discretionary	10.6%
Materials	10.6%
Health Care	10.0%
Real Estate	6.3%
Consumer Staples	5.7%
Communication Services	3.2%
Utilities	2.9%
Other*	2.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Taiwan	21.5%
India	20.2%
South Korea	16.2%
China	11.0%
South Africa	4.0%
Brazil	3.7%
Saudi Arabia	3.1%
Malaysia	2.8%
Thailand	2.5%
Turkey	2.4%
Other#	12.6%
(a)	Excludes money market funds.
*	Ten largest sectors are presented. Additional sectors are found in Other.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000050065 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI BIC ETF
Class Name	iShares MSCI BIC ETF
Trading Symbol	BKF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI BIC ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI BIC ETF	$36	0.71%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[16]
Net Assets	$ 93,751,322
Holdings Count | Holding	691
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$93,751,322
Number of Portfolio Holdings	691
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	24.3%
Consumer Discretionary	19.7%
Communication Services	13.1%
Materials	8.0%
Information Technology	7.6%
Industrials	7.3%
Energy	6.2%
Health Care	4.7%
Consumer Staples	4.3%
Utilities	3.6%
Real Estate	1.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	57.8%
India	31.1%
Brazil	11.1%
Russia	0.0	%(b)
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

C000011969 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Canada ETF
Class Name	iShares MSCI Canada ETF
Trading Symbol	EWC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Canada ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Canada ETF	$27	0.49%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.49%	[17]
Net Assets	$ 4,459,681,476
Holdings Count | Holding	87
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,459,681,476
Number of Portfolio Holdings	87
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	35.8%
Materials	18.9%
Energy	17.2%
Industrials	9.4%
Information Technology	8.0%
Consumer Staples	3.7%
Consumer Discretionary	3.3%
Utilities	2.7%
Communication Services	0.8%
Real Estate	0.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Royal Bank of Canada	7.7%
Toronto-Dominion Bank (The)	5.4%
Shopify, Inc., Class A	4.9%
Agnico Eagle Mines Ltd.	4.2%
Enbridge, Inc.	3.8%
Bank of Montreal	3.4%
Canadian Imperial Bank of Commerce	3.1%
Bank of Nova Scotia (The)	3.1%
Canadian Natural Resources Ltd.	3.0%
Brookfield Corp., Class A	3.0%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Royal Bank of Canada	7.7%
Toronto-Dominion Bank (The)	5.4%
Shopify, Inc., Class A	4.9%
Agnico Eagle Mines Ltd.	4.2%
Enbridge, Inc.	3.8%
Bank of Montreal	3.4%
Canadian Imperial Bank of Commerce	3.1%
Bank of Nova Scotia (The)	3.1%
Canadian Natural Resources Ltd.	3.0%
Brookfield Corp., Class A	3.0%
(a)	Excludes money market funds.

C000011971 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI France ETF
Class Name	iShares MSCI France ETF
Trading Symbol	EWQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI France ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI France ETF	$26	0.49%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%	[18]
Net Assets	$ 383,294,506
Holdings Count | Holding	56
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$383,294,506
Number of Portfolio Holdings	56
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	31.9%
Consumer Discretionary	13.4%
Financials	12.9%
Health Care	9.3%
Consumer Staples	8.6%
Energy	7.1%
Materials	6.5%
Utilities	3.9%
Communication Services	2.6%
Information Technology	2.4%
Real Estate	1.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Schneider Electric SE	7.8%
TotalEnergies SE	6.9%
LVMH Moet Hennessy Louis Vuitton SE	6.9%
Safran SA	6.2%
Airbus SE	5.6%
Air Liquide SA	5.3%
BNP Paribas SA	4.9%
L'Oreal SA	4.9%
Sanofi SA	4.6%
Vinci SA	3.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Schneider Electric SE	7.8%
TotalEnergies SE	6.9%
LVMH Moet Hennessy Louis Vuitton SE	6.9%
Safran SA	6.2%
Airbus SE	5.6%
Air Liquide SA	5.3%
BNP Paribas SA	4.9%
L'Oreal SA	4.9%
Sanofi SA	4.6%
Vinci SA	3.6%
(a)	Excludes money market funds.

C000050066 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Chile ETF
Class Name	iShares MSCI Chile ETF
Trading Symbol	ECH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Chile ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Chile ETF	$32	0.55%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.55%	[19]
Net Assets	$ 1,227,028,639
Holdings Count | Holding	28
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,227,028,639
Number of Portfolio Holdings	28
Portfolio Turnover Rate	25%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	25.2%
Materials	17.8%
Consumer Staples	12.0%
Utilities	11.8%
Industrials	11.5%
Consumer Discretionary	11.1%
Real Estate	8.9%
Communication Services	1.7%
Ten largest holdings
Security	Percent of Total Investments(a)
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	13.4%
Banco de Chile	11.5%
Latam Airlines Group SA	10.8%
Falabella SA	5.2%
Parque Arauco SA	5.1%
Banco Santander Chile	4.4%
Empresas Copec SA	4.4%
Banco de Credito e Inversiones SA	4.4%
Cencosud SA	4.1%
Enel Chile SA	3.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	13.4%
Banco de Chile	11.5%
Latam Airlines Group SA	10.8%
Falabella SA	5.2%
Parque Arauco SA	5.1%
Banco Santander Chile	4.4%
Empresas Copec SA	4.4%
Banco de Credito e Inversiones SA	4.4%
Cencosud SA	4.1%
Enel Chile SA	3.8%
(a)	Excludes money market funds.

C000052898 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Japan Small-Cap ETF
Class Name	iShares MSCI Japan Small-Cap ETF
Trading Symbol	SCJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Japan Small-Cap ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Japan Small-Cap ETF	$27	0.49%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.49%	[20]
Net Assets	$ 236,015,269
Holdings Count | Holding	791
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$236,015,269
Number of Portfolio Holdings	791
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	25.6%
Consumer Discretionary	14.9%
Materials	12.4%
Information Technology	11.2%
Financials	10.0%
Real Estate	8.2%
Consumer Staples	7.9%
Health Care	4.0%
Communication Services	2.5%
Utilities	2.3%
Energy	1.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Resonac Holdings Corp.	1.0%
Mitsui Kinzoku Co. Ltd.	0.9%
Furukawa Electric Co. Ltd.	0.8%
Sojitz Corp.	0.7%
Shizuoka Financial Group, Inc., NVS	0.6%
Yaskawa Electric Corp.	0.6%
Kokusai Electric Corp., NVS	0.6%
Fukuoka Financial Group, Inc.	0.5%
Mebuki Financial Group, Inc.	0.5%
Niterra Co. Ltd.	0.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Resonac Holdings Corp.	1.0%
Mitsui Kinzoku Co. Ltd.	0.9%
Furukawa Electric Co. Ltd.	0.8%
Sojitz Corp.	0.7%
Shizuoka Financial Group, Inc., NVS	0.6%
Yaskawa Electric Corp.	0.6%
Kokusai Electric Corp., NVS	0.6%
Fukuoka Financial Group, Inc.	0.5%
Mebuki Financial Group, Inc.	0.5%
Niterra Co. Ltd.	0.5%
(a)	Excludes money market funds.

C000106873 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Emerging Markets Asia ETF
Class Name	iShares MSCI Emerging Markets Asia ETF
Trading Symbol	EEMA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Emerging Markets Asia ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets Asia ETF	$27	0.49%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.49%	[21]
Net Assets	$ 1,879,943,025
Holdings Count | Holding	875
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,879,943,025
Number of Portfolio Holdings	875
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	37.4%
Financials	17.1%
Consumer Discretionary	12.4%
Industrials	8.8%
Communication Services	6.8%
Materials	5.0%
Health Care	3.8%
Energy	3.1%
Consumer Staples	2.9%
Utilities	1.8%
Real Estate	0.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	31.7%
Taiwan	26.4%
South Korea	19.9%
India	17.1%
Malaysia	1.6%
Thailand	1.5%
Indonesia	1.3%
Philippines	0.5%
(a)	Excludes money market funds.

C000170244 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware MSCI EM ETF
Class Name	iShares ESG Aware MSCI EM ETF
Trading Symbol	ESGE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares ESG Aware MSCI EM ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI EM ETF	$14	0.25%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.25%	[22]
Net Assets	$ 6,630,487,206
Holdings Count | Holding	291
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,630,487,206
Number of Portfolio Holdings	291
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	33.8%
Financials	25.8%
Consumer Discretionary	10.1%
Communication Services	8.9%
Industrials	5.4%
Materials	5.3%
Consumer Staples	2.7%
Health Care	2.6%
Energy	2.5%
Utilities	1.6%
Real Estate	1.3%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	23.6%
Taiwan	23.4%
South Korea	18.3%
India	12.0%
South Africa	5.0%
Brazil	4.1%
Malaysia	2.3%
Saudi Arabia	2.1%
United Arab Emirates	1.5%
Mexico	1.4%
Other#	6.3%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000011958 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Singapore ETF
Class Name	iShares MSCI Singapore ETF
Trading Symbol	EWS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Singapore ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Singapore ETF	$25	0.49%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[23]
Net Assets	$ 794,557,169
Holdings Count | Holding	19
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$794,557,169
Number of Portfolio Holdings	19
Portfolio Turnover Rate	29%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	50.0%
Industrials	23.4%
Real Estate	8.9%
Communication Services	4.6%
Consumer Discretionary	4.4%
Consumer Staples	4.4%
Utilities	4.3%
Ten largest holdings
Security	Percent of Total Investments(a)
DBS Group Holdings Ltd.	22.2%
Oversea-Chinese Banking Corp. Ltd.	19.0%
Yangzijiang Shipbuilding Holdings Ltd.	5.5%
Singapore Telecommunications Ltd.	4.6%
Singapore Airlines Ltd.	4.6%
Keppel Ltd.	4.5%
Singapore Exchange Ltd.	4.5%
Sea Ltd., ADR	4.4%
Wilmar International Ltd.	4.4%
CapitaLand Ascendas REIT	4.4%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
DBS Group Holdings Ltd.	22.2%
Oversea-Chinese Banking Corp. Ltd.	19.0%
Yangzijiang Shipbuilding Holdings Ltd.	5.5%
Singapore Telecommunications Ltd.	4.6%
Singapore Airlines Ltd.	4.6%
Keppel Ltd.	4.5%
Singapore Exchange Ltd.	4.5%
Sea Ltd., ADR	4.4%
Wilmar International Ltd.	4.4%
CapitaLand Ascendas REIT	4.4%
(a)Excludes money market funds.
C000011951 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Hong Kong ETF
Class Name	iShares MSCI Hong Kong ETF
Trading Symbol	EWH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Hong Kong ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Hong Kong ETF	$26	0.49%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%	[24]
Net Assets	$ 779,495,433
Holdings Count | Holding	30
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$779,495,433
Number of Portfolio Holdings	30
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	43.6%
Real Estate	19.3%
Industrials	17.5%
Utilities	11.0%
Consumer Discretionary	4.3%
Consumer Staples	2.7%
Communication Services	1.6%
Ten largest holdings
Security	Percent of Total Investments(a)
AIA Group Ltd.	23.3%
Hong Kong Exchanges & Clearing Ltd.	13.5%
CK Hutchison Holdings Ltd.	5.3%
Sun Hung Kai Properties Ltd.	4.8%
Techtronic Industries Co. Ltd.	4.6%
BOC Hong Kong Holdings Ltd.	4.6%
CLP Holdings Ltd.	3.8%
Link REIT	3.3%
CK Asset Holdings Ltd.	3.1%
Power Assets Holdings Ltd.	2.9%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
AIA Group Ltd.	23.3%
Hong Kong Exchanges & Clearing Ltd.	13.5%
CK Hutchison Holdings Ltd.	5.3%
Sun Hung Kai Properties Ltd.	4.8%
Techtronic Industries Co. Ltd.	4.6%
BOC Hong Kong Holdings Ltd.	4.6%
CLP Holdings Ltd.	3.8%
Link REIT	3.3%
CK Asset Holdings Ltd.	3.1%
Power Assets Holdings Ltd.	2.9%
(a)	Excludes money market funds.

C000109985 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Global Gold Miners ETF
Class Name	iShares MSCI Global Gold Miners ETF
Trading Symbol	RING
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Global Gold Miners ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Gold Miners ETF	$28	0.39%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.39%	[25]
Net Assets	$ 4,083,148,053
Holdings Count | Holding	46
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,083,148,053
Number of Portfolio Holdings	46
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Canada	57.1%
United States	18.0%
South Africa	12.0%
China	5.0%
Australia	4.2%
United Kingdom	2.7%
Indonesia	0.6%
Turkey	0.4%
Russia	0.0	%(b)
Ten largest holdings
Security	Percent of Total Investments(a)
Newmont Corp.	15.2%
Agnico Eagle Mines Ltd.	13.3%
Barrick Mining Corp.	8.4%
Wheaton Precious Metals Corp.	7.0%
Anglogold Ashanti PLC	4.9%
Gold Fields Ltd.	4.5%
Kinross Gold Corp.	4.3%
Zijin Mining Group Co. Ltd., Class H	3.5%
Pan American Silver Corp.	3.4%
Alamos Gold, Inc., Class A	3.1%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Newmont Corp.	15.2%
Agnico Eagle Mines Ltd.	13.3%
Barrick Mining Corp.	8.4%
Wheaton Precious Metals Corp.	7.0%
Anglogold Ashanti PLC	4.9%
Gold Fields Ltd.	4.5%
Kinross Gold Corp.	4.3%
Zijin Mining Group Co. Ltd., Class H	3.5%
Pan American Silver Corp.	3.4%
Alamos Gold, Inc., Class A	3.1%
(a)Excludes money market funds.
C000108746 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI World ETF
Class Name	iShares MSCI World ETF
Trading Symbol	URTH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI World ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI World ETF	$12	0.24%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[26]
Net Assets	$ 6,917,850,336
Holdings Count | Holding	1,316
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,917,850,336
Number of Portfolio Holdings	1,316
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	25.2%
Financials	16.3%
Industrials	12.3%
Health Care	9.9%
Consumer Discretionary	9.4%
Communication Services	8.6%
Consumer Staples	5.8%
Energy	4.0%
Materials	3.8%
Utilities	2.8%
Real Estate	1.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	70.0%
Japan	6.1%
United Kingdom	3.9%
Canada	3.6%
France	2.7%
Switzerland	2.5%
Germany	2.4%
Australia	1.8%
Netherlands	1.4%
Sweden	1.1%
Other#	4.5%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000109986 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Agriculture Producers ETF
Class Name	iShares MSCI Agriculture Producers ETF
Trading Symbol	VEGI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Agriculture Producers ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Agriculture Producers ETF	$21	0.40%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[27]
Net Assets	$ 116,241,211
Holdings Count | Holding	133
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$116,241,211
Number of Portfolio Holdings	133
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Industry allocation
Industry	Percent of Total Investments(a)
Agricultural & Farm Machinery	36.6%
Fertilizers & Agricultural Chemicals	30.5%
Agricultural Products & Services	17.5%
Packaged Foods & Meats	15.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	60.0%
Canada	7.0%
Norway	5.2%
Japan	4.9%
India	4.2%
China	2.7%
Saudi Arabia	2.5%
Malaysia	2.4%
Italy	1.9%
Hong Kong	1.9%
Other#	7.3%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

[1]	Annualized.
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[24]	Annualized.
[25]	Annualized.
[26]	Annualized.
[27]	Annualized.